Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Freedom 2035 Portfolio
September 30, 2021
VF-2035-NPRT3-1121
1.903281.112
Domestic Equity Funds - 42.4%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	273,051	14,539,946
VIP Equity-Income Portfolio Initial Class (a)	566,654	15,191,992
VIP Growth & Income Portfolio Initial Class (a)	681,992	17,308,965
VIP Growth Portfolio Initial Class (a)	144,280	14,931,587
VIP Mid Cap Portfolio Initial Class (a)	94,111	4,206,766
VIP Value Portfolio Initial Class (a)	584,604	11,130,858
VIP Value Strategies Portfolio Initial Class (a)	329,052	5,429,359
TOTAL DOMESTIC EQUITY FUNDS (Cost $60,132,293)		82,739,473

International Equity Funds - 37.5%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	1,957,716	27,251,412
VIP Overseas Portfolio Initial Class (a)	1,584,893	45,803,399
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $56,718,903)		73,054,811

Bond Funds - 20.1%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	355,366	4,061,837
Fidelity International Bond Index Fund (a)	101,515	1,018,193
Fidelity Long-Term Treasury Bond Index Fund (a)	426,563	6,180,896
VIP High Income Portfolio Initial Class (a)	537,636	2,940,871
VIP Investment Grade Bond Portfolio Initial Class (a)	1,819,792	25,076,737
TOTAL BOND FUNDS (Cost $38,066,337)		39,278,534

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $154,917,533)	195,072,818
NET OTHER ASSETS (LIABILITIES) - 0.0%	(28,543)
NET ASSETS - 100.0%	195,044,275

Legend

(a)	Affiliated Fund

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	9	-	9	-	-	-	-	0.0%
Total	9	-	9	-	-	-	-

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	3,137,030	1,369,866	583,637	113	954	137,624	4,061,837
Fidelity International Bond Index Fund	-	1,030,570	6,713	-	(11)	(5,653)	1,018,193
Fidelity Long-Term Treasury Bond Index Fund	3,608,584	4,310,812	1,446,631	93,748	(85,631)	(206,238)	6,180,896
VIP Contrafund Portfolio Initial Class	12,030,066	4,836,453	3,812,396	588,569	121,624	1,364,199	14,539,946
VIP Emerging Markets Portfolio Initial Class	24,093,645	10,975,998	6,243,173	982,781	(5,847)	(1,569,211)	27,251,412
VIP Equity-Income Portfolio Initial Class	12,695,397	4,852,585	3,972,933	427,945	65,513	1,551,430	15,191,992
VIP Government Money Market Portfolio Initial Class 0.01%	313,117	10,664	323,781	3	-	-	-
VIP Growth & Income Portfolio Initial Class	14,460,466	5,604,461	4,741,101	446,501	51,345	1,933,794	17,308,965
VIP Growth Portfolio Initial Class	12,258,848	5,878,615	3,505,805	1,482,235	73,919	226,010	14,931,587
VIP High Income Portfolio Initial Class	3,130,984	1,155,861	1,436,086	26,418	(20,765)	110,877	2,940,871
VIP Investment Grade Bond Portfolio Initial Class	18,783,979	11,857,967	5,221,595	284,260	(49,031)	(294,583)	25,076,737
VIP Mid Cap Portfolio Initial Class	3,506,419	1,215,810	1,064,317	13,595	13,439	535,415	4,206,766
VIP Overseas Portfolio Initial Class	34,747,453	16,027,187	8,591,048	1,071,804	97,418	3,522,389	45,803,399
VIP Value Portfolio Initial Class	9,286,069	3,368,613	3,306,728	22,963	99,997	1,682,907	11,130,858
VIP Value Strategies Portfolio Initial Class	4,543,120	1,569,819	1,650,923	7,603	67,336	900,007	5,429,359
	156,595,177	74,065,281	45,906,867	5,448,538	430,260	9,888,967	195,072,818

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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